Cover Page	Nov. 04, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2022
Entity File Number	1-6780
Entity Registrant Name	RAYONIER INC
Entity Central Index Key	0000052827
Entity Tax Identification Number	13-2607329
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
City Area Code	904
Local Phone Number	357-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value, of Rayonier Inc.
Trading Symbol	RYN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Rayonier Limited Partnership [Member]
Entity Information [Line Items]
Entity File Number	333-237246
Entity Registrant Name	RAYONIER, L.P.
Entity Central Index Key	0001806931
Entity Tax Identification Number	91-1313292
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
Entity Emerging Growth Company	false